Tenant Leases (Tables)	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Schedule of Operating Lease Income
The following table details the components of operating lease income from leases in which the Company is the lessor:

	Three Months Ended September 30,		Nine Months Ended September 30,
$ in thousands	2021	2020	2021	2020
Fixed lease payments	$2,448	$—	$6,451	$—
Variable lease payments	300	—	864	—

Rental revenue	$2,748	$—	$7,315	$—

Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity
Aggregate minimum annual rentals for our consolidated real estate investments through the non-cancelable
lease term are as follows:

$ in thousands
Year	Future Minimum Rents
2021 (remainder)	$1,144
2022	4,621
2023	4,739
2024	4,861
2025	4,987
2026	5,114
Thereafter	29,594

Total	$55,060